Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 11 – Commitments and contingencies

Contingencies

From time to time, we may be subject to legal or administrative proceedings, investigations and claims arising in the ordinary course of our business. In addition, following volatility in the market for our Ordinary Shares in the first half of 2025, the Company received correspondence and a subpoena from the U.S. Department of Justice (“DOJ”) in July 2025, indicating that the DOJ is conducting an investigation into the trading in our Ordinary Shares. The DOJ has requested the production of documents and communications concerning these and other corporate operational, financial and accounting matters. We are cooperating with this investigation, but we cannot predict its ultimate resolution. We expect to continue to incur significant legal costs and other expenses in connection with responding to the investigation. We may be required to pay fines, penalties, damages or settlement costs in excess of our insurance coverage, if any, related to the investigation. While we are not currently subject to any legal or administrative proceedings in relation to the investigation, it is possible that government investigations, including the pending investigation in which we are involved, and related legal and administrative proceedings in the future, if any, could result in the institution of administrative, injunctive, or other proceedings against us and/or our directors, officers, or employees or the imposition of fines, suspension, or other remedies and sanctions. Any such material costs and expenses or injunctive relief could have a material adverse effect on our financial condition and results of operations. Since the Company cannot predict the ultimate resolution might have on the Company’s financial position, results of operations or liquidity, the Company has not established any provision for losses relating to this matter.

In addition, on April 24, 2026, a single shareholder filed a putative class action complaint against the Company and certain of its directors and/or officers with the U.S. District Court for the District of Maryland, asserting claims under the Exchange Act related to the Company’s statements concerning the volatility in the market for our Ordinary Shares. On September 14, 2026, the Court-appointed lead plaintiff filed a notice of voluntary dismissal requesting that all claims be dismissed and the Court has now closed the case. However, as the market price for our Ordinary Shares may be volatile, there can be no assurance that other shareholders will not assert claims against the Company.